March 29, 1996



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Premier New York Municipal Bond Fund
     Registration Statement File No. 33-7497
     CIK No. 797920

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph
(b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on March 25, 1996.

                                        Very truly yours,




                                        Joseph Bertini
                                        The Dreyfus Corporation


JJB:kwm

cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan